Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
Other current assets as of December 31, 2019 and 2018 were as follows (in thousands):

	As of December 31,
	2019	2018
Prepaid expenses	$817	$1,092
Advance payments to vendors	666	—
Prepaid rent and other	12	210
Other receivables	329	701

Total other current assets	$1,824	$2,003

Schedule of other assets, noncurrent
Other noncurrent assets as of December 31, 2019 and 2018 were as follows (in thousands):

	As of December 31,
	2019	2018
Security deposits	$1,793	$1,756
Other long-term assets	36	71

Total other assets	$1,829	$1,827